Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Dec. 19, 2018
Registrant Name	ADVISORS' INNER CIRCLE FUND
Central Index Key	0000878719
Amendment Flag	false
Document Creation Date	Dec. 19, 2018
Document Effective Date	Dec. 19, 2018
Prospectus Date	Dec. 19, 2018